LEASES - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Leases [Abstract]
Weighted average remaining lease term (years)	2 years 3 months 7 days	2 years 8 months 26 days	2 years 8 months 26 days	3 years 7 days
Weighted average discount rate	3.69%	3.64%	3.64%	4.38%